Income Taxes (Summary of Differences Between Provision for Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2017	Mar. 31, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Income Taxes
Computed "expected" provision at statutory rate			$ 19,080	$ 15,052	$ 8,656
State income taxes, net of federal income tax benefit			1,073	1,594	801
Non-qualified option holder dividend equivalent			(7,877)	0	0
Other			(4)	113	96
Total permanent differences			(7,881)	113	96
Other, net			(798)	(560)	81
Provision for income taxes	$ 6,130	$ 4,375	$ 11,474	$ 16,199	$ 9,634